Trade and Other Payables (Current)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Trade and Other Payables (Current) [Abstract]
Trade and other payables (current)	14. Trade and other payables (current)
	Consolidated
	2023	2022
	$	$

Trade payables	2,707,441	1,300,696
Accrued expenses	641,031	415,449
Employee leave entitlements	326,618	294,388
	3,675,090	2,010,533
11. Trade and other payables (current)
Trade payables	1,300,696	233,117
Accrued expenses	415,449	381,717
Employee leave entitlements	294,388	140,215
	2,010,533	755,049